Cover	Oct. 25, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Limoneira Company, a Delaware corporation (the "Company") is filing this Amendment No. 1 on Form 8-K/A (the "Amendment") for the purposes of: (i) correcting Exhibit 10.1 originally filed by the Company with its Current Report on Form 8-K as filed with the U.S. Securities and Exchange Commission on October 26, 2022 (the "Original Form 8-K"), which supersedes and replaces in its entirety Exhibit 10.1 to the Original Form 8-K; (ii) to supplement the disclosure made under Item 1.01 of the Original 8-K to include an additional material definitive agreement entered into by us; and (iii) to file a copy of the additional material definitive agreement as Exhibit 10.4 to the Original 8-K.
Document Period End Date	Oct. 25, 2022
Entity File Number	001-34755
Entity Registrant Name	Limoneira Company
Entity Central Index Key	0001342423
Entity Tax Identification Number	77-0260692
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1141 Cummings Road
Entity Address, City or Town	Santa Paula
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93060
City Area Code	805
Local Phone Number	525-5541
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LMNR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false